UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 45.3%
FNMA - 38.0%
	Federal National Mortgage Association (FNMA):
$7,200,000	5.000% due 10/17/21-10/12/36 (a)(b)	$6,974,905
14,300,000	5.500% due 10/17/21-10/12/36 (a)(b)	14,160,404
10,996	8.000% due 7/1/30-9/1/30	11,601
39,667	7.500% due 8/1/30-2/1/31	41,085
11,100,000	6.000% due 10/12/36 (a)(b)	11,152,037
6,500,000	5.000% due 11/13/36 (a)	6,246,097

	TOTAL FNMA	38,586,129

GNMA - 7.3%
	Government National Mortgage Association (GNMA):
2,500,000	5.000% due 10/19/36 (a)(b)	2,428,905
4,900,000	6.000% due 10/19/36 (a)(b)	4,959,721

	TOTAL GNMA	7,388,626

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $45,986,909)	45,974,755

ASSET-BACKED SECURITIES - 10.1%
Home Equity - 9.2%
427,785	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.570% due 9/25/35 (c)(d)	428,433
882,885	ACE Securities Corp., Series 2006-SL2, Class A, 5.500% due 1/25/36 (c)(d)	883,663
76,753	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.530% due 8/25/32 (c)(d)	77,378
752,764	Argent Securities Inc., Series 2006-W4, Class A2A, 5.390% due 5/25/36 (c)(d)	753,285
641,083	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.438% due 4/28/36 (c)(d)	641,483
590,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.680% due 9/25/34 (c)(d)	594,258
290,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.580% due 6/25/34 (c)(d)	294,506
	Countrywide Home Equity Loan Trust:
833,035	Series 2006-D, Class 2A, 5.530% due 9/15/31 (c)(d)	833,561
1,071,966	Series 2006-RES, Class 4Q1B, 5.630% due 12/15/33 (c)(d)(e)	1,073,355
152,154	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	156,596
690,803	GSAMP Trust, Series 2006-S2, Class A2, 5.430% due 1/25/36 (c)(d)	691,237
811,170	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.500% due 4/25/36 (c)(d)	811,685
996,065	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.540% due 9/25/46 (c)(d)	995,754
5,839	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	5,813
220,000	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.305% due 6/25/34 (c)	221,890
39,373	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 6.980% due 4/25/32 (c)	39,423
835,726	SACO I Trust, Series 2006-4, Class A1, 5.500% due 2/25/34 (c)(d)	836,330
	Sail Net Interest Margin Notes:
3,130	Series 2003-003, Class A, 7.750% due 4/27/33 (e)	626
7,998	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (e)	7,999

	Total Home Equity	9,347,275

Manufactured Housing - 0.1%
54,066	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	57,123

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Student Loan - 0.8%
$868,633	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.490% due 10/25/34 (c)(d)	$868,199

	TOTAL ASSET-BACKED SECURITIES (Cost - $10,254,229)	10,272,597

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.2%
972,092	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (c)(d)	961,806
810,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (c)(d)	812,297
542,400	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.817% due 9/25/35 (c)(d)	534,791
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	139,840
364,589	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (d)(e)	367,968
	Countrywide Alternative Loan Trust:
965,613	Series 2005-24, Class 4A1, 5.560% due 7/20/35 (c)(d)	968,297
869,482	Series 2005-59, Class 1A1, 5.656% due 11/20/35 (c)(d)	872,915
1,081,273	Series 2005-72, Class A1, 5.600% due 1/25/36 (c)(d)	1,082,759
938,659	Series 2006-OA06, Class 1A1A, 5.540% due 4/25/36 (c)(d)	938,659
754,597	Countrywide Home Loan, Mortgage Pass-Through Trust, Series 2005-9, Class 1A1, 5.630% due 5/25/35 (c)(d)	758,293
810,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (c)(d)	822,983
659,496	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.999% due 8/25/35 (c)(d)	652,621
	Downey Savings and Loan Association Mortgage Loan Trust:
724,722	Series 2005-AR2, Class 2A1A, 5.540% due 3/19/45 (c)(d)	726,017
	Series 2006-AR1:
894,986	Class 1A1A, 5.483% due 4/19/36 (c)(d)	894,986
894,986	Class 1A1B, 5.483% due 4/19/36 (c)(d)	894,986
545,258	Federal National Mortgage Association (FNMA): Grantor Trust, Series 2005-T2, Class 2A2, 5.523% due 11/28/35 (c)(d)	545,717
6,221,542	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.528% due 5/17/32 (c)	152,899
723,235	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.589% due 10/25/35 (c)(d)	715,658
	Harborview Mortgage Loan Trust:
935,773	Series 2004-08, Class 2A4A, 5.730% due 11/19/34 (c)(d)	939,627
984,285	Series 2004-11, Class 3A1A, 5.680% due 1/19/35 (c)(d)	988,915
844,524	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.273% due 3/25/35 (c)(d)	842,413
321,267	Merit Securities Corp., Series 11PA, Class B2, 6.824% due 9/28/32 (c)(e)	276,114
1,016,695	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.908% due 3/25/36 (c)(d)	1,026,518
877,755	Sequoia Mortgage Trust, Series 2003-2, Class A2, 5.747% due 6/20/33 (c)(d)	878,009
1,020,407	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 5.650% due 10/25/35 (c)(d)	1,025,422
	Structured Asset Mortgage Investments Inc.:
169,202	Series 2005-AR3, Class 2A1, 6.713% due 8/25/35 (c)(d)	172,880
	Series 2006-AR5:
1,003,799	Class 1A1, 5.540% due 5/25/36 (c)(d)	1,004,896
675,561	Class 2A1, 5.540% due 5/25/36 (c)(d)	676,554
925,221	Structured Asset Securities Corp., Series 2005 GELS, Class A, 5.610% due 4/25/35 (c)(d)	926,307

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.2% (continued)
$966,086	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.500% due 1/25/36 (c)(d)	$965,031
	Washington Mutual Inc.:
700,000	Series 2005-AR07, Class A3, 4.425% due 8/25/35 (c)(d)	680,825
1,178,041	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (c)(d)	1,182,946
749,819	Series 2005-AR19, Class A1A2, 5.620% due 12/25/45 (c)(d)	753,124
356,471	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 5/25/36 (c)(d)	354,043

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,467,931)	25,537,116

CORPORATE BONDS & NOTES - 31.2%
Aerospace & Defense - 0.3%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	49,625
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	181,125
50,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	48,000

	Total Aerospace & Defense	278,750

Airlines - 0.0%
10,181	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08	9,474

Automobiles - 0.8%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	366,336
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28	7,513
25,000	8.900% due 1/15/32	22,562
345,000	Notes, 7.450% due 7/16/31	268,237
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23	139,400
5,000	8.375% due 7/15/33	4,350

	Total Automobiles	808,398

Building Products - 0.1%
100,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 9.032% due 3/1/14	55,500

Capital Markets - 1.7%
49,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	53,410
100,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	101,004
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	215,148
100,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (c)	100,950
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (d)	608,391
600,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (d)	571,471
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	23,734

	Total Capital Markets	1,674,108

Chemicals - 0.6%
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)(f)	9,930
	Huntsman International LLC:
61,000	Senior Notes, 9.875% due 3/1/09	63,898
20,000	Senior Subordinated Notes, 10.125% due 7/1/09	20,400
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	136,875
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	81,187

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Chemicals - 0.6% (continued)
$135,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	$139,725
59,000	Rhodia SA, Senior Subordinated Notes, 8.875% due 6/1/11	61,213
50,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	47,750

	Total Chemicals	560,978

Commercial Banks - 2.0%
	Glitnir Banki HF:
190,000	Notes, 6.330% due 7/28/11 (e)	194,128
170,000	Subordinated Notes, 6.693% due 6/15/16 (c)(d)(e)	174,016
340,000	Landsbanki Islands HF, 6.100% due 8/25/11 (d)(e)	343,920
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(e)	155,500
170,000	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (c)(e)	169,140
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (d)	505,177
470,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (d)	473,644

	Total Commercial Banks	2,015,525

Commercial Services & Supplies - 0.6%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	50,250
	Allied Waste North America Inc., Senior Notes, Series B:
100,000	8.500% due 12/1/08	105,250
83,000	9.250% due 9/1/12	88,914
75,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	84,396
25,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	24,625
250,000	Waste Management Inc., 6.375% due 11/15/12	261,487

	Total Commercial Services & Supplies	614,922

Communications Equipment - 0.1%
65,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	58,175

Computers & Peripherals - 0.0%
30,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	31,200

Consumer Finance - 4.0%
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09 (d)	632,096
410,000	7.875% due 6/15/10 (d)	399,603
	Senior Notes:
600,000	5.800% due 1/12/09 (d)	571,506
183,000	10.640% due 6/15/11 (c)(e)	191,429
	General Motors Acceptance Corp.:
70,000	Medium-Term Notes, 4.375% due 12/10/07	68,358
	Notes:
810,000	6.125% due 8/28/07 (d)	809,022
60,000	5.125% due 5/9/08	58,818
700,000	5.625% due 5/15/09 (d)	683,027
10,000	7.250% due 3/2/11	10,067
375,000	6.875% due 9/15/11 (d)	373,399
175,000	6.750% due 12/1/14	171,108
20,000	8.000% due 11/1/31	20,970
70,000	Senior Notes, 5.850% due 1/14/09	68,668

	Total Consumer Finance	4,058,071

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging - 0.3%
$75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$77,062
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	103,000
50,000	Senior Secured Notes, 7.750% due 5/15/11	51,625
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	3,875
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
43,000	9.750% due 2/1/11	44,505
50,000	8.375% due 7/1/12	48,250

	Total Containers & Packaging	328,317

Diversified Consumer Services - 0.1%
25,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (e)	26,312
	Service Corp. International, Senior Notes:
10,000	7.375% due 10/1/14 (e)	10,113
10,000	7.625% due 10/1/18 (e)	10,113

	Total Diversified Consumer Services	46,538

Diversified Financial Services - 3.2%
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	155,713
465,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (d)	503,721
45,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	44,888
330,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)(e)	340,725
550,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (d)	536,849
25,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	25,625
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (d)	526,510
100,000	ILFC E-Capital Trust I, 5.900% due 12/21/65 (c)(e)	100,827
	JPMorgan Chase & Co., Subordinated Notes:
340,000	6.625% due 3/15/12 (d)	361,028
390,000	5.125% due 9/15/14 (d)	383,046
200,000	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	209,306
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	36,250
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	73,125

	Total Diversified Financial Services	3,297,613

Diversified Telecommunication Services - 1.9%
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	254,836
85,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	88,400
25,000	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 10.484% due 1/15/12 (c)	25,469
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	216,260
16,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,600
	Qwest Communications International Inc., Senior Notes:
25,000	7.500% due 2/15/14	25,188
95,000	Series B, 7.500% due 2/15/14	95,712
	Qwest Corp.:
105,000	Debentures, 6.875% due 9/15/33	96,337
25,000	Notes, 8.875% due 3/15/12	27,406
425,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (d)	394,496
1,000,000	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	89,312

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 1.9% (continued)
$585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (d)	$593,046

	Total Diversified Telecommunication Services	1,923,062

Electric Utilities - 1.0%
290,000	Exelon Corp., Bonds, 5.625% due 6/15/35	274,752
	FirstEnergy Corp., Notes:
150,000	Series B, 6.450% due 11/15/11	156,646
330,000	Series C, 7.375% due 11/15/31 (d)	382,702
160,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	161,468

	Total Electric Utilities	975,568

Food Products - 0.1%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10	93,250
27,000	8.875% due 3/15/11	25,987

	Total Food Products	119,237

Health Care Providers & Services - 0.8%
50,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	53,250
50,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	48,063
45,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	44,438
75,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	79,031
75,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	78,187
	HCA Inc., Senior Notes:
7,000	6.300% due 10/1/12	5,941
80,000	6.250% due 2/15/13	67,000
170,000	5.750% due 3/15/14	133,875
47,000	6.500% due 2/15/16	37,835
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	72,937
25,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	24,406
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13	67,969
50,000	9.250% due 2/1/15	48,375
25,000	6.875% due 11/15/31	19,719
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	73,219

	Total Health Care Providers & Services	854,245

Hotels, Restaurants & Leisure - 0.9%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13	51,469
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	26,500
50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	51,250
75,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	72,094
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	76,969
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	47,188
150,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	148,687
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
25,000	7.125% due 8/15/14	25,000
50,000	6.875% due 2/15/15	49,000
25,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	24,469
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	76,312
75,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	76,687
	Station Casinos Inc., Senior Subordinated Notes:
75,000	6.500% due 2/1/14	70,594
15,000	6.625% due 3/15/18	13,613

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.9% (continued)
$125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	$127,187

	Total Hotels, Restaurants & Leisure	937,019

Household Durables - 0.2%
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	54,750
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	51,250
81,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	85,354

	Total Household Durables	191,354

Household Products - 0.0%
12,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	9,660

Independent Power Producers & Energy Traders - 0.9%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	108,500
25,000	7.750% due 3/1/14	26,125
50,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (g)	53,625
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08	293,871
20,000	5.625% due 11/30/12	20,311
25,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	23,000
50,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	51,625
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	24,875
150,000	7.375% due 2/1/16	149,438
20,000	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	20,682
	TXU Corp., Senior Notes:
80,000	Series P, 5.550% due 11/15/14	75,982
80,000	Series R, 6.550% due 11/15/34	75,750

	Total Independent Power Producers & Energy Traders	923,784

Industrial Conglomerates - 0.5%
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08	355,284
160,000	6.000% due 11/15/13	165,811

	Total Industrial Conglomerates	521,095

IT Services - 0.3%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	261,659
50,000	Sungard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	52,000

	Total IT Services	313,659

Machinery - 0.1%
50,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	50,438
65,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.980% due 4/15/14	57,525

	Total Machinery	107,963

Media - 3.5%
20,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	21,900
75,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	74,437
50,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	34,375
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	155,550
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	25,781

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 3.5% (continued)
$190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	$190,765
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	371,193
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	121,054
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15	146,375
10,000	6.500% due 1/15/17	10,458
	CSC Holdings Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	52,063
50,000	Senior Notes, 7.250% due 4/15/12 (e)	50,063
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10	51,875
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13	52,080
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	84,341
	EchoStar DBS Corp., Senior Notes:
135,000	6.625% due 10/1/14	128,756
50,000	7.125% due 2/1/16 (e)	48,563
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	65,812
50,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	43,000
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (d)	525,956
100,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	107,500
400,000	News America Inc., Notes, 5.300% due 12/15/14 (d)	392,832
	R.H. Donnelley Corp., Senior Discount Notes:
10,000	Series A-1, 6.875% due 1/15/13	9,175
15,000	Series A-2, 6.875% due 1/15/13	13,763
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	110,500
75,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	76,969
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	56,750
10,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,188
350,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (d)	387,762
120,000	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (e)	119,880

	Total Media	3,539,716

Multi-Utilities - 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	271,966

Multiline Retail - 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	27,125

Office Electronics - 0.1%
75,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	76,875
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	50,000

	Total Office Electronics	126,875

Oil, Gas & Consumable Fuels - 4.7%
230,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	259,775
220,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	252,308
100,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	102,485
75,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15	74,812
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	97,000
75,000	6.500% due 8/15/17	70,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.7% (continued)
$270,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	$265,867
81,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	85,860
500,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (d)	578,377
160,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	170,452
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12	229,781
165,000	7.750% due 1/15/32	169,950
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	98,250
	Forest Oil Corp., Senior Notes:
50,000	8.000% due 12/15/11	52,000
50,000	7.750% due 5/1/14	50,750
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34	217,962
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	52,000
460,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (d)	558,383
	Kinder Morgan Energy Partners LP:
150,000	6.750% due 3/15/11	156,433
30,000	Senior Notes, 6.300% due 2/1/09	30,499
	Pemex Project Funding Master Trust, Notes:
50,000	5.750% due 12/15/15 (e)	48,913
25,000	6.625% due 6/15/35 (e)	24,594
140,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	139,405
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	47,938
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	47,625
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	101,750
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	75,656
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	73,500
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21	26,250
250,000	8.750% due 3/15/32	275,000
75,000	Senior Notes, 7.625% due 7/15/19	78,375
	XTO Energy Inc., Senior Notes:
40,000	7.500% due 4/15/12	43,662
250,000	6.250% due 4/15/13	258,211

	Total Oil, Gas & Consumable Fuels	4,814,510

Paper & Forest Products - 0.5%
	Abitibi-Consolidated Inc.:
25,000	Notes, 7.750% due 6/15/11	23,000
50,000	Senior Notes, 8.375% due 4/1/15	45,750
450,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (d)	470,844

	Total Paper & Forest Products	539,594

Pharmaceuticals - 0.1%
50,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15 (c)	52,000

Real Estate Investment Trusts (REITs) - 0.1%
	Host Marriott LP, Senior Notes:
50,000	Series I, 9.500% due 1/15/07	50,687
75,000	Series O, 6.375% due 3/15/15	73,125

	Total Real Estate Investment Trusts (REITs)	123,812

Specialty Retail - 0.1%
75,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	79,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
$50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	$52,125
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	89,687

	Total Textiles, Apparel & Luxury Goods	141,812

Tobacco - 0.4%
390,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (d)	425,825

Wireless Telecommunication Services - 0.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	25,812
75,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	74,250
50,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	56,250
205,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	211,720
325,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (d)	364,657
50,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,500

	Total Wireless Telecommunication Services	787,189

	TOTAL CORPORATE BONDS & NOTES (Cost - $31,469,337)	31,644,139

SOVEREIGN BONDS - 2.8%
Brazil - 0.4%
	Federative Republic of Brazil, Collective Action Securities:
300,000	8.750% due 2/4/25 (d)	357,000
23,000	Notes, 8.000% due 1/15/18	25,248

	Total Brazil	382,248

Colombia - 0.1%
	Republic of Colombia:
50,000	10.000% due 1/23/12	58,375
50,000	10.750% due 1/15/13	61,175

	Total Colombia	119,550

Italy - 0.3%
325,000	Region of Lombardy, 5.804% due 10/25/32 (d)	333,522

Mexico - 0.5%
	United Mexican States:
50,000	8.125% due 12/30/19	60,225
	Medium-Term Notes:
270,000	5.625% due 1/15/17	267,705
145,000	Series A, 5.875% due 1/15/14	148,407
66,000	Series XW, 10.375% due 2/17/09	73,755

	Total Mexico	550,092

Panama - 0.1%
	Republic of Panama:
30,000	9.375% due 4/1/29	38,625
99,000	6.700% due 1/26/36	98,505

	Total Panama	137,130

Russia - 0.8%
	Russian Federation:
58,333	8.250% due 3/31/10 (e)	61,323
175,000	11.000% due 7/24/18	252,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Russia - 0.8% (continued)
$410,000	5.000% due 3/31/30 (c)(d)(e)	$458,048

	Total Russia	771,371

Supranational - 0.6%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (d)	576,114

	TOTAL SOVEREIGN BONDS (Cost - $2,771,307)	2,870,027

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%
U.S. Government Agencies - 1.1%
710,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36 (d)	749,264
360,000	Federal National Mortgage Association (FNMA), Notes, 5.000% due 9/15/08 (d)	360,279

	Total U.S. Government Agencies	1,109,543

U.S. Government Obligations - 8.7%
	U.S. Treasury Bonds:
10,000	6.125% due 11/15/27	11,699
100,000	6.125% due 8/15/29 (h)	117,914
135,000	5.375% due 2/15/31 (h)	145,853
1,670,000	4.500% due 2/15/36 (d)	1,600,722
	U.S. Treasury Notes:
400,000	3.625% due 1/15/10 (d)	388,266
500,000	3.500% due 2/15/10 (d)	482,989
2,000,000	6.500% due 2/15/10 (d)	2,116,642
2,100,000	4.000% due 4/15/10 (d)	2,060,215
590,000	4.500% due 4/15/11 (d)	587,972
3,020,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24 (d)	1,256,217

	Total U.S. Government Obligations	8,768,489

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,793,310)	9,878,032

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,322,650	2.000% due 1/15/16 (d)	1,292,684
246,074	2.000% due 1/15/26	236,078
502,377	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (d)	503,065

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,028,488)	2,031,827

SHARES
COMMON STOCKS(i) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
176,627	Home Interiors of Gifts Inc. (f)	1,766

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
1,014	Axiohm Transaction Solutions Inc. (f)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
866	Applied Extrusion Technologies Inc., Class B Shares (j)*	4,763

	TOTAL COMMON STOCKS (Cost - $100,699)	6,529

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
ESCROWED SHARES(f)(i) - 0.0%
125,000	Breed Technologies Inc. (g)*	$0
26,481	Vlasic Foods International Inc.*	530

	TOTAL ESCROWED SHARES (Cost - $0)	530

CONTRACTS
PURCHASED OPTION - 0.0%
1,458	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost - $11,280)	10,995

WARRANTS
WARRANTS - 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	45,625
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), (g)(i)*	0
1,250	United Mexican States, Series XW10, Expires 10/10/06*	3,500

	TOTAL WARRANTS (Cost - $3,125)	49,125

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,886,615)	128,275,672

FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.9%
Sovereign Bonds - 0.7%
$700,000	Government of Canada, 5.142% due 12/15/06 (d)(k) (Cost - $692,690)	692,474

Repurchase Agreement - 17.2%
17,486,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $17,493,767; (Fully collateralized by U.S Government Agency Obligations, 4.250% to 4.555% due 10/23/06 to 11/21/06; Market value - $17,836,476) (Cost - $17,486,000) (d)	17,486,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
3,681	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $3,681)	3,681

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,182,371)	18,182,155

	TOTAL INVESTMENTS - 144.4% (Cost - $146,068,986#)	146,457,827
	Liabilities in Excess of Other Assets - (44.4)%	(45,060,988)

	TOTAL NET ASSETS - 100.0%	$101,396,839

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(d)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	Security is currently in default.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Illiquid security.

(j)	All or a portion of this security is on loan (See Notes 1 and 2).

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

Abbreviation used in this schedule:

IO	— Interest Only

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
3,800	Federal National Mortgage Association (FNMA) 30 Year, Call *	10/05/06	$100.40	$11,431
11	U.S. Treasury Notes 10 Year Futures, Call	02/23/07	110.00	5,156
14	U.S. Treasury Notes 10 Year Futures, Call	02/23/07	111.00	3,500
14	U.S. Treasury Notes 10 Year Futures, Put	02/23/07	106.00	6,125

	TOTAL OPTIONS WRITTEN (Premiums received - $28,180)			$26,212

*	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Strategic Bond Portfolio (formerly known as Salomon Brothers Variable Strategic Bond Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,329,189
Gross unrealized depreciation	(940,348)

Net unrealized appreciation	$388,841

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day Euro dollar	10	6/07	$2,369,800	$2,374,625	$4,825
U.S. Treasury 2 Year Notes	48	12/06	9,795,349	9,816,000	20,651
U.S. Treasury 5 Year Notes	170	12/06	17,813,624	17,937,656	124,032

					149,508

Contracts to Sell:
U.S. Treasury 20 Year Bonds	11	12/06	1,218,687	1,236,468	(17,781)
U.S. Treasury 10 Year Notes	133	12/06	14,244,452	14,372,312	(127,860)

					(145,641)

Net Unrealized Gain on Open Futures Contracts					$3,867

During the period ended September 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2005	—	$—
Options written	4,071	85,302
Options closed	232	57,122
Options expired	—	—

Options written, outstanding September 30, 2006	3,839	$28,180

At September 30, 2006, the Fund’s average monthly balance of mortgage dollar rolls outstanding was $44,692,343. At September 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $15,935,293. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at September 30, 2006 included Bear Stearns & Co., Inc. ($26,621,824).

At September 30, 2006, the Fund held TBA securities with a total cost of $45,935,293.

At September 30, 2006, the Fund loaned securities having a market value of $3,464. The Fund received cash collateral amounting to $3,681 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2006